Survey expenses (Tables)	12 Months Ended
Dec. 31, 2021
SFD related costs
Survey Expenses
	For the years ended December 31,
	2021	2020	2019
Aircraft Operations		(Adjusted – Note 2)	(Adjusted – Note 2)
Charter Hire Reimbursements	$(389,513)	$(662,383)	$(613,038)
Lease payments	412,742	453,101	442,816
Operating Expenses	1,085,640	1,320,352	1,459,536
	1,108,869	1,111,070	1,289,314
Survey Projects	115,299	-	1,363,741
	1,224,168	1,111,070	2,653,055